TRADE AND OTHER PAYABLES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade payables	$ 3,990	$ 4,252
Trade and other payables	8,143	8,172
Accruals and other payables	4,153	3,920
Payables for purchase of non-current assets	543	173
Mexico [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other payables	$ 2,989	$ 2,429